Net Earnings (Loss) Per Share (Tables)	12 Months Ended
Apr. 30, 2016
Reconciliation of Basic and Diluted Income (Loss) Per Share

The following is a reconciliation of the Company’s basic and diluted income (loss) per share calculation:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Numerator for basic income (loss) per share:
Net income (loss) from continuing operations attributable to Barnes & Noble, Inc.	$14,700	32,872	(79,140)
Inducement fee paid upon conversion of Series J preferred stock	(3,657)	—	—
Preferred stock dividends	—	(15,767)	(16,028)
Preferred stock dividends paid in shares	(1,783)	—	—
Accretion of dividends on preferred stock and membership units	(4,204)	(7,339)	(3,032)
Less allocation of dividends to participating securities	(1,219)	—	—
Less allocation of undistributed earnings to participating securities	—	(535)	—

Net income (loss) from continuing operations available to common shareholders	3,837	9,231	(98,200)
Net income (loss) from discontinued operations attributable to Barnes & Noble, Inc.	(39,146)	3,724	31,872
Less allocation of undistributed earnings to participating securities	—	(204)	—

Net income (loss) from discontinued operations available to common shareholders	(39,146)	3,520	31,872

Net income (loss) available to common shareholders	$(35,309)	12,751	(66,328)

Numerator for diluted income (loss) per share:
Net income (loss) from continuing operations available to common shareholders	$3,837	9,231	(98,200)
Preferred stock dividends (a)	—	—	—
Accretion of dividends on preferred stock (a)	—	—	—
Allocation of undistributed earnings to participating securities	—	535	—
Less diluted allocation of undistributed earnings to participating securities	—	(534)	—

Net income (loss) from continuing operations available to common shareholders	3,837	9,232	(98,200)
Net income (loss) from discontinued operations available to common shareholders	(39,146)	3,520	31,872
Allocation of undistributed earnings to participating securities	—	204	—
Less diluted allocation of undistributed earnings to participating securities	—	(204)	—

Net income (loss) from discontinued operations available to common shareholders	(39,146)	3,520	31,872

Net income (loss) available to common shareholders	$(35,309)	12,752	(66,328)

Denominator for basic income (loss) per share:
Basic weighted average common shares	72,410	60,842	58,971
Denominator for diluted income (loss) per share:
Basic weighted average shares	72,410	60,842	58,971
Preferred shares (a)	—	—	—
Average dilutive options	118	86	—
Average dilutive non-participating securities	14	—	—

Diluted weighted average common shares	72,542	60,928	58,971

Basic income (loss) per common share:
Income (loss) from continuing operations	$0.05	0.15	(1.67)
Income (loss) from discontinued operations	(0.54)	0.06	0.54

Basic income (loss) per common share	(0.49)	0.21	(1.12)

Diluted income (loss) per common share:
Income (loss) from continuing operations	$0.05	0.15	(1.67)
Income (loss) from discontinued operations	(0.54)	0.06	0.54

Diluted income (loss) per common share	(0.49)	0.21	(1.12)

(a)	Although the Company was in a net income position during the 52 weeks ended April 30, 2016 and May 2, 2015, the dilutive effect of the Company’s convertible preferred shares was excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.